CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000
Common stock, issued	10,152,284	0
Common stock, outstanding	10,152,284	0
Accounts payable and accrued expenses	$ 101,175
Customers deposits	11,028	$ 0
Advances from prospective customers distributors	757,896	0
Due to related parties	91,951	93,852
Operating lease liability- current	315,207	262,928
Operating lease liability- non current	$ 0	$ 283,422